Income taxes (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of Income Tax [abstract]
Income before taxes
(USD millions)	2023	2022	2021

Switzerland [1]	9 719	5 751	21 830

Foreign [2]	-596	1 426	2 700

Income before taxes from continuing operations	9 123	7 177	24 530

[1] The 2021 income before taxes from continuing operations in Switzerland includes a USD 14.6 billion non-taxable gain on the divestment of the Company’s investment in Roche Holding AG (see Note 2 and Note 5).

[2] The 2023 foreign income before taxes from continuing operations is impacted by non-recurring events, including impairment charges on intangible assets other than goodwill.

Current and deferred income tax expense
The significant components of the provision for income taxes from continuing operations are as follows:
(USD millions)	2023	2022	2021

Switzerland	-1 136	-598	-949

Foreign	-1 290	-1 155	-973

Current income tax expense	-2 426	-1 753	-1 922

Switzerland	355	-131	39

Foreign	1 520	756	258

Deferred tax income	1 875	625	297

Income tax expense from continuing operations	-551	-1 128	-1 625

Analysis of tax rate
(As a percentage)	2023	2022	2021

Applicable tax rate	15.0	15.3	14.2

Effect of disallowed expenditures	1.4	2.6	1.0

Effect of income taxed at reduced rates	-0.6	-0.4	-0.1

Effect of income not subject to tax [1]	-2.5	-0.1	-7.9

Effect of tax credits and allowances	-3.9	-4.1	-1.5

Effect of release of contingent consideration liability	-0.3	-0.5	-0.1

Effect of tax rate change on current and deferred tax assets and liabilities	-1.6	0.0	0.0

Effect of derecognition and reversals of derecognition of deferred tax assets	0.9	1.3	0.0

Effect of write-down of investments in subsidiaries	-3.0	0.0	0.0

Effect of prior-year items	0.0	-0.3	0.1

Effect of changes in uncertain tax positions	0.1	1.7	1.0

Effect of other items	0.5	0.2	-0.1

Effective tax rate from continuing operations	6.0	15.7	6.6

[1] 2021 includes the effect of income not subject to tax (-7.7%) arising from the non-taxable gain on the divestment of our investment in Roche. See Notes 2 and 5 for further details.